Equity (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jul. 01, 2021	Jun. 15, 2021	Jun. 15, 2020	Jun. 12, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares, authorized	10,000,000	10,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Related party contributions	$ 5,566	$ 10,500
Common stock shares, issued	2,300,000	2,000,000
Common stock shares, outstanding	2,300,000	2,000,000
Number of shares issued	300,000
Shares issued, value	$ 692,308
Stock based compensation expenses	403,847
General and administrative expense	$ 288,461
Exercise price					$ 0.75
Stock option vested			3,125	37,500
Risk-free interest rate		0.19%
Volatility rate		135.00%
Weighted-average expected life		1 year 8 months 15 days
John Possumato [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option issued					150,000
Adam Potash [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option issued					150,000
Equity Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance						400,000